Note 2 - Investments (Details) - Net Unrealized Gains for Investments Classified as Available-for-sale - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Unrealized Gains for Investments Classified as Available-for-sale [Abstract]
Net unrealized appreciation on available-for sale securities	$ 9,785,313	$ 27,595,600
Adjustment to deferred acquisition costs	(249,401)	(711,650)
Deferred income taxes	(3,242,210)	(9,140,543)
Net unrealized appreciation on available-for sale securities	$ 6,293,702	$ 17,743,407